Financial Instruments - Derivatives Not Designated as Hedging Instruments - Net Effect on the Statement of Comprehensive Income / (loss) (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative
Total	$ 3,448	$ (1,926)	$ (10,430)
Interest and finance costs, net
Derivative
Interest rate swaps	(47)	(24)	(1,272)
Bunker swaps	2,586	(1,206)	(10,402)
Bunker put options	0	564	1,244
Bunker call options	$ 909	$ (1,260)	$ 0